Offerings - Offering: 1	May 09, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	11,863,701
Maximum Aggregate Offering Price	$ 264,975,762.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-264946
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 32,517.00
Offering Note	The $264,975,762 of unsold securities were carried forward from the registration statement on Form S-3 (No. 333-264946), filed with the Securities and Exchange Commission (the "SEC") on May 13, 2022, and the related prospectus supplement filed with the SEC on May 13, 2022, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"). In connection with the registration of these securities, a registration fee of $32,517 was calculated in accordance with Rule 457(r) under the Securities Act and previously paid, which registration fee will continue to be applied to these securities.